CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details 1) - Share option plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options
Beginning Balance	14,160,792
Granted	1,201,247
Forfeited	(1,425,431)
Exercised	(1,524,411)
Ending Balance	12,412,197	14,160,792
Exercisable options	7,446,960
Weighted average exercise price
Beginning Balance	$ 8.38
Granted	13.35
Forfeited	12.87
Exercised	3.31
Ending Balance	8.96	$ 8.38
Exercisable options	$ 6.3
Weighted average remaining contractual term (in years)	6 years 11 months 4 days	7 years 8 months 1 day
Weighted average remaining contractual term (in years) - Exercisable options	5 years 11 months 12 days
Aggregate Intrinsic value
Balance	$ 49,209	$ 159,366
Exercised	12,217
Aggregate Intrinsic value - Exercisable options	$ 43,957